NOTE 14 - QUARTERLY DATA (Unaudited) (Tables)	12 Months Ended
Dec. 29, 2012
Schedule of Quarterly Financial Information [Table Text Block]
Following is selected quarterly data for 2012 and 2011. All quarterly information was obtained from unaudited consolidated financial statements not otherwise contained herein. The unaudited results for any quarter are not necessarily indicative of the results for any future period.

2012	1st quarter	2nd quarter	3rd quarter	4th quarter
Sales	$24,030	$26,544	$27,455	$28,439
Gross profit	4,357	5,246	5,814	5,478
Income from operations	2,109	2,484	2,974	2,585
Net income	1,255	1,442	1,664	1,510

Basic income per common share	$0.25	$0.28	$0.32	$0.29
Diluted income per common share	$0.23	$0.26	$0.29	$0.26
2011	1st quarter	2nd quarter	3rd quarter	4th quarter
Sales	$20,199	$21,880	$21,841	$22,713
Gross profit	2,809	3,631	3,877	4,060
Income from operations	864	1,728	1,761	2,033
Net income	408	977	1,012	1,153

Basic income per common share	$0.08	$0.20	$0.20	$0.23
Diluted income per common share	$0.08	$0.19	$0.19	$0.21